Payments, by Project - 12 months ended Dec. 31, 2024 - ARS ($) $ in Thousands		Taxes	Fees	Total Payments
Total	[1]	$ 9,876,250	$ 55,639	$ 9,931,889
El Salitral y Cerro Bayo [Member]
Total	[1]	9,942	32,970	42,912
Barker [Member]
Total	[1]	754,718	6,174	760,892
La Pampita y Entorno [Member]
Total	[1]	8,782,572	63	8,782,635
La Preferida [Member]
Total	[1]	$ 329,018	$ 16,432	$ 345,450

[1]	All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2024, the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,032.5000 per US$1.00 and as of September 19, 2025 the official nominal exchange rate for pesos into U.S. dollars was Ps. 1474.7500 per US$1.00.